Accounting policies and statement of compliance - Disclosure of Effect of Changes in Foreign Exchange Rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.1300	1.0824	1.0813
Closing rate (€1 equals to USD)	1.1750	1.0389	1.1050